15. Non-financial assets and liabilities (Details 8) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	$ 1,018,919	$ 951,227
Vacation and Statutory Bonus
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	413,302	330,042
Contributions Payable
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	129,041	130,514
Bonus Accrual
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	445,068	484,316
Other
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	$ 31,508	$ 6,355